INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2021
INCOME TAX EXPENSE
INCOME TAX EXPENSE

19.         INCOME TAX EXPENSE

The major components of the Corporation’s income tax expense are as follows:

(a)	The income tax provision differs from the amount that would result from applying the Canadian federal and provincial tax rate to income before taxes. These differences result from the following items:

	For the years ended December 31
	2021	2020

Accounting loss before tax from continuing operations	$(5,842)	$(44,087)
Profit (loss) before tax from discontinued operations	—	7,550
Consolidated net loss before tax	(5,842)	36,537
Federal and provincial income tax rate of 27% (2020 – 27%)	(1,577)	(9,864)

Non-deductible permanent differences	840	664
Effect of difference in tax rates	—	6
Change in deferred tax asset not recognized	(2,450)	5,271
Flow-through share renunciation	473	321
Non-taxable accounting gain on sale of subsidiaries	—	(1,832)
Deferred tax expense on discontinued operations	—	(214)
Change in estimate	12	191
Other	6	(60)
	(2,696)	(5,517)

Income tax recovery	$(2,696)	$(5,517)

(b)	The movement in deferred tax assets and liabilities during the year by type of temporary difference, without taking into consideration the offsetting balances within the same tax jurisdiction, is as follows:

	Mineral
	Property		Plant and
Deferred tax liabilities	Interest	Inventories	Equipment	Other	Total

December 31, 2019	$(10,036)	$(113)	$(2,094)	$(8,012)	$(20,255)
(Charged) credited to the income statement	1,212	(114)	(83)	789	1,804
Charged to OCI	—	—	—	(379)	(379)

December 31, 2020	$(8,824)	$(227)	$(2,177)	$(7,602)	$(18,830)
(Charged) credited to the income statement	(8,799)	79	357	(3,407)	(11,770)
Charged to OCI	—	—	—	(10)	(10)

December 31, 2021	$(17,623)	$(148)	$(1,820)	$(11,019)	$(30,610)

	Mineral	Loss		Decommissioning
	Property	Carry	Plant and	and Rehabilitation
Deferred tax assets	Interest	Forward	Equipment	Provision	Other	Total

December 31, 2019	$5,168	$8,563	$52	$1,674	$77	$15,534
Credited (charged) to the income statement	(1,078)	4,150	(10)	33	201	3,296

December 31, 2020	$4,090	$12,713	$42	$1,707	$278	$18,830
Credited (charged) to the income statement	1,294	9,431	2	(236)	1,289	11,780

December 31, 2021	$5,384	$22,144	$44	$1,471	$1,567	$30,610

Net deferred tax liabilities

December 31, 2020	$—
Charged to the income statement	10
Charged to OCI	(10)
December 31, 2021	$—

(c)	As at December 31, 2021, the Corporation has unrecognized potential tax assets, noted below, that are available to offset future taxable income. The Corporation has not recognized the deferred tax asset on these temporary differences because they relate to entities within the group that have a history of losses and there is not yet adequately convincing evidence that these entities will generate sufficient future taxable income to enable offset.

Tax loss carry forwards	$55,829
Mineral property interest	8,890
Other	9,437
$74,156

(d)	As at December 31, 2021, the Corporation has available non-capital losses for income tax purposes in Canada which are available to be carried forward to reduce taxable income in future years and for which no deferred income tax asset has been recognized, and which expire as follows:

Total

2034	$2,129
2035	4,742
2036	6,626
2037	6,625
2038	5,951
2039	6,924
2040	12,286
2041	10,546
$55,829